Note 13 - Preferred Stock and Warrants	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Notes to Financial Statements
Preferred Stock [Text Block]
(
1
3
)       Preferred Stock and Warrants

Series E Senior Convertible Voting Perpetual Preferred Stock

On
March 26, 2018,
the Company entered into a Securities Purchase Agreement for the sale of
43,800
shares of a newly designated series of
6.0%
Series E Senior Convertible Voting Perpetual Preferred Stock (“Series E Shares”) to approximately
15
private investors. The sale was completed and the Series E Shares were issued on
March 28, 2018.

The purchase price for each Series E Share was
$25.00.
Gross proceeds received by the Company were approximately
$1.095
million (the “Placement”). Net proceeds to the Company after fees and expenses of the Placement were approximately
$1.0
million. Placement agent fees incurred in connection with the transaction were
5%
of gross proceeds or approximately
$57,000
in cash, plus warrants to purchase
5%
of the number of common shares into which the Series E shares can be converted (
223,000
shares) at an exercise price of
$0.25
per share.

Each Series E Share is initially convertible (at the option of the holder) at a conversion price of
$0.25
per share of common stock, representing
100
shares of the Company’s common stock per each Series E Share. The conversion ratio is subject to adjustments for stock splits, stock dividends, recapitalizations and similar transactions. As of
March 31, 2018,
if all
43,800
issued Series E Shares were immediately converted, holders of such shares would acquire
4,380,000
shares of common stock of the Company, or
31%
of the pro forma number of shares of common stock that would be outstanding if the conversion had occurred on this date,
27%
of the pro forma number of shares of common stock that would be outstanding upon the conversion of the Company’s outstanding shares of Series B, Series C and Series D Convertible Preferred Stock (collectively, the “Previously Issued Preferred Shares”) and
22%
of the pro forma number of shares of common stock that would be outstanding if all shares of preferred stock were converted and all warrants exercised as of this date. The Company is entitled to redeem Series E Shares at a price equal to
300%
of the Series E Share purchase price, or
$75.00
per share, subject to potential adjustment, but the right to redeem is subject to satisfaction of certain conditions related to the market price and trading volume of the Company’s common stock.

Each Series E Share has a liquidation preference of
150%
of the purchase price or
$37.50,
subject to adjustment. In the event of any liquidation, dissolution or winding up of the affairs of the Company, whether voluntary or involuntary, a merger, or a sale of the Company’s MSI business line or Simulation and Electronics Warfare business line or their related assets, before any payment or distribution to holders of junior shares (including common stock and Previously Issued Preferred Stock), holders of Series E Shares will be entitled to receive an amount of cash per share of Series E Shares up to the liquidation preference plus all accumulated accrued and unpaid dividends thereon. Upon a sale of the Company’s MSI business line or Simulation and Electronics Warfare business line or their related assets, holders of Series E Shares shall be entitled to receive a pro rata portion of the net sale proceeds after reasonable transaction expenses and amount payable to the Company’s secured creditors for releases of their liens on such assets, up to the liquidation preference plus accrued and unpaid dividends. If the payment per Series E Shares is less than the Series E Shares’ liquidation preference, the liquidation preference and the Series E Share redemption price will be reduced by the amount of the payment received.

Holders of Series E Shares are entitled to receive, when, as and if declared by the Company’s Board of Directors, cumulative preferential dividends, payable semiannual in cash at a rate per annum equal to
6.0%
of the initial purchase price of
$25.00
per share or in-kind (at the Company’s election) through the issuance of shares of the Company’s common stock, based on the
10
day volume weighted average price of the common stock.

Holders of Series E Shares generally vote together with the common stock on an as-converted basis on each matter submitted to the vote or approval of the holders of common stock, and vote as a separate class with respect to certain actions that adversely affect the rights of the holders of Series E Shares and on other matters as required by law. In addition, the approval of the Holders of the Series E shares is generally required prior to the Company’s issuance of any securities having rights senior to or in parity with the Series E Shares with respect to dividends or liquidation preferences. The Series E Shares’ right to approve parity securities will terminate at such time that (
1
) fewer than
22,300
Series E Shares, which is
50%
of the number of Series E Shares
first
issued, remain outstanding or (
2
) the volume weighted average closing price of the Company’s common stock for any
20
trading days within any
30
trading day period is
$0.75
or more, the average daily trading volume over such
30
trading day period is
100,000
shares or more and there is either an effective registration statement covering resale of the shares of common stock that holders of Series E Shares would be entitled to receive upon conversion and any shares received as pay-in-kind dividends, or such share could be freely sold pursuant to Rule
144
under the Securities Act of
1933,
as amended.

The Company and each Series E investor entered into an Investor Rights Agreement. Under this agreement, the Company agreed to, among other things, use best efforts to file certain registration statements for the resale of common stock of the Company that the investor may
acquire upon conversion of the Series E Shares and
may
potentially receive as payment-in-kind dividends during the
two
years following the date of the agreement. The Company also agreed that it would not
issue additional debt without the approval by holders of at least
66.6%
of the Series E Shares, other than trade debt incurred in the normal course and commercial bank working capital debt, whether revolving or term debt. Concurrent with the execution of the Securities Purchase Agreement for the Series E Shares, the Company and PFG entered into a modification agreement providing for the restructuring of certain terms associated with approximately
$1.7
million in indebtedness owed to PFG (see Note
8
– Term Loans, Revolving Line of Credit and Warrants).

In connection with the sale of Series E Shares, the Company agreed to reduce the exercise price of certain warrants issued in connection with the Company’s private placement in
January 2016 (
see Note
18
– Private Placement Offering), in which the Company sold (in part)
2,787,872
warrants (a
“2016
Warrant”). Each
2016
Warrant entitled the holder to purchase
0.75
shares of the Company’s common stock at the price of
$1.15
per whole share. The Company agreed to reduce the exercise price of
2016
Warrants that are held by the
2016
Investors purchasing Series E Shares from
$1.15
to
$0.25
per share as follows: A
2016
Investor purchasing an amount equal to or exceeding the lesser of
$200,000
or
50%
of the amount it invested in the
2016
Private Placement will have the exercise price of all of its
2016
Warrants reduced to
$0.25,
and
2016
Investors purchasing less than the lesser of
$200,000
or
50%
of the amount it invested in the
January 2016
Private Placement will have the exercise price of a ratable percentage of the
2016
Warrants reduced to
$0.25.
In connection with its sale of the Series E Shares, the Company reduced the exercise price of
1,759,268
of the outstanding
2016
Warrants to
$0.25.

The fair value attributable to re-pricing the
2016
Warrants, provided to the participating
2016
Investors, of approximately
$203,000,
was deducted from the Series E gross proceeds to arrive at the initial discounted carrying value of the Series E Shares. The initial discounted carrying value resulted in recognition of a beneficial conversion feature of approximately
$557,000,
further reducing the initial carrying value of the Series E Shares. The discount to the aggregate stated value of the Series E Shares, resulting from recognition of the beneficial conversion feature, was immediately accreted as a reduction of common stock and an increase in the carrying value of the Series E Shares. The accretion is presented as a deemed dividend in the consolidated statements of operations.

In addition, warrants to purchase
292,727
shares of common stock held by the placement agent, as a result of a prior transaction, were amended to reduce the exercise price from
$1.15
per share to
$0.25
per share. The fair value attributable to re-pricing the placement agent warrants of approximately
$53,000
was recognized as additional Series E issuance costs and recognized net in the carrying value of Series E Shares.

For the
three
months ending
June 30, 2018,
the Company issued an additional
8,800
shares of Series E Senior Convertible Voting Perpetual Preferred Stock at a purchase price of
$25.00
per share for total gross proceeds of
$220,000.

The table below presents information as of
June 30, 2018
and
March 31, 2018:

Preferred Stock
	Shares	Shares	Shares	Liquidation Preference
	Designated	Issued	Outstanding	(in thousands)
Series B	10,000.00	9,997.00	9,997.00	$2,309
Series C	3,500.00	3,424.65	3,424.65	500
Series D	6,000.00	5,111.86	5,111.86	731
Series E	60,000.00	43,800.00	43,800.00	1,643
Total at March 31, 2018	79,500.00	62,333.51	62,333.51	$5,183
Series E		9,600.00	9,600.00	360
Total at June 30, 2018	79,500.00	71,933.51	71,933.51	$5,413

19	Preferred Stock and Warrants

Series E Senior Convertible Voting Perpetual Preferred Stock

On
March 26, 2018,
the Company entered into a Securities Purchase Agreement for the sale of
43,800
shares of a newly designated series of
6.0%
Series E Senior Convertible Voting Perpetual Preferred Stock (“Series E Shares”) to approximately
15
private investors. The sale was completed and the Series E Shares were issued on
March 28, 2018.

The purchase price for each Series E Share was
$25.00.
Gross proceeds received by the Company were approximately
$1.095
million (the “Placement”). Net proceeds to the Company after fees and expenses of the Placement were approximately
$1.0
 million. Placement agent fees incurred in connection with the transaction were
5%
of gross proceeds or approximately
$57,000
in cash, plus warrants to purchase
5%
of the number of common shares into which the Series E shares can be converted (
223,000
shares) at an exercise price of
$0.25
per share.

Each Series E Share is initially convertible (at the option of the holder) at a conversion price of
$0.25
per share of common stock, representing
100
shares of the Company’s common stock per each Series E Share. The conversion ratio is subject to adjustments for stock splits, stock dividends, recapitalizations and similar transactions. As of
March 31, 2018,
if all
43,800
issued Series E Shares were immediately converted, holders of such shares would acquire
4,380,000
shares of common stock of the Company, or
31%
of the pro forma number of shares of common stock that would be outstanding if the conversion had occurred on this date,
27%
of the pro forma number of shares of common stock that would be outstanding upon the conversion of the Company’s outstanding shares of Series B, Series C and Series D Convertible Preferred Stock (collectively, the “Previously Issued Preferred Shares”) and
22%
of the pro forma number of shares of common stock that would be outstanding if all shares of preferred stock were converted and all warrants exercised as of this date. The Company is entitled to redeem Series E Shares at a price equal to
300%
of the Series E Share purchase price, or
$75.00
per share, subject to potential adjustment, but the right to redeem is subject to satisfaction of certain conditions related to the market price and trading volume of the Company’s common stock.

Each Series E Share has a liquidation preference of
150%
of the purchase price or
$37.50,
subject to adjustment. In the event of any liquidation, dissolution or winding up of the affairs of the Company, whether voluntary or involuntary, a merger, or a sale of the Company’s MSI business line or Simulation and Electronics Warfare business line or their related assets, before any payment or distribution to holders of junior shares (including common stock and Previously Issued Preferred Stock), holders of Series E Shares will be entitled to receive an amount of cash per share of Series E Shares up to the liquidation preference plus all accumulated accrued and unpaid dividends thereon. Upon a sale of the Company’s MSI business line or Simulation and Electronics Warfare business line or their related assets, holders of Series E Shares shall be entitled to receive a pro rata portion of the net sale proceeds after reasonable transaction expenses and amount payable to the Company’s secured creditors for releases of their liens on such assets, up to the liquidation preference plus accrued and unpaid dividends. If the payment per Series E Shares is less than the Series E Shares’ liquidation preference, the liquidation preference and the Series E Share redemption price will be reduced by the amount of the payment received.

Holders of Series E Shares are entitled to receive, when, as and if declared by the Company’s Board of Directors, cumulative preferential dividends, payable semiannual in cash at a rate per annum equal to
6.0%
of the initial purchase price of
$25.00
per share or in-kind (at the Company’s election) through the issuance of shares of the Company’s common stock, based on the
10
day volume weighted average price of the common stock.

Holders of Series E Shares generally vote together with the common stock on an as-converted basis on each matter submitted to the vote or approval of the holders of common stock, and vote as a separate class with respect to certain actions that adversely affect the rights of the holders of Series E Shares and on other matters as required by law. In addition, the approval of the Holders of the Series E shares is generally required prior to the Company’s issuance of any securities having rights senior to or in parity with the Series E Shares with respect to dividends or liquidation preferences. The Series E Shares’ right to approve parity securities will terminate at such time that (
1
) fewer than
22,300
Series E Shares, which is
50%
of the number of Series E Shares
first
issued, remain outstanding or (
2
) the volume weighted average closing price of the Company’s common stock for any
20
trading days within any
30
trading day period is
$0.75
or more, the average daily trading volume over such
30
trading day period is
100,000
shares or more and there is either an effective registration statement covering resale of the shares of common stock that holders of Series E Shares would be entitled to receive upon conversion and any shares received as pay-in-kind dividends, or such share could be freely sold pursuant to Rule
144
under the Securities Act of
1933,
as amended.

The Company and each Series E investor entered into an Investor Rights Agreement. Under this agreement, the Company agreed to, among other things, use best efforts to file certain registration statements for the resale of common stock of the Company that the investor may
acquire upon conversion of the Series E Shares and
may
potentially receive as payment-in-kind dividends during the
two
years following the date of the agreement. The Company also agreed that it would not
issue additional debt without the approval by holders of at least
66.6%
of the Series E Shares, other than trade debt incurred in the normal course and commercial bank working capital debt, whether revolving or term debt. Concurrent with the execution of the Securities Purchase Agreement for the Series E Shares, the Company and PFG entered into a modification agreement providing for the restructuring of certain terms associated with approximately
$1.7
million in indebtedness owed to PFG (see Note
8
– Term Loans, Revolving Line of Credit and Warrants).

In connection with the sale of Series E Shares, the Company agreed to reduce the exercise price of certain warrants issued in connection with the Company’s private placement in
January 2016 (
see Note
18
– Private Placement Offering), in which the Company sold (in part)
2,787,872
warrants (a
“2016
Warrant”). Each
2016
Warrant entitled the holder to purchase
0.75
shares of the Company’s common stock at the price of
$1.15
per whole share. The Company agreed to reduce the exercise price of
2016
Warrants that are held by the
2016
Investors purchasing Series E Shares from
$1.15
to
$0.25
per share as follows: A
2016
Investor purchasing an amount equal to or exceeding the lesser of
$200,000
or
50%
of the amount it invested in the
2016
Private Placement will have the exercise price of all of its
2016
Warrants reduced to
$0.25,
and
2016
Investors purchasing less than the lesser of
$200,000
or
50%
of the amount it invested in the
January 2016
Private Placement will have the exercise price of a ratable percentage of the
2016
Warrants reduced to
$0.25.
In connection with its sale of the Series E Shares, the Company reduced the exercise price of
1,759,268
of the outstanding
2016
Warrants to
$0.25.

The fair value attributable to re-pricing the
2016
Warrants, provided to the participating
2016
Investors, of approximately
$203,000,
was deducted from the Series E gross proceeds to arrive at the initial discounted carrying value of the Series E Shares. The initial discounted carrying value resulted in recognition of a beneficial conversion feature of approximately
$557,000,
further reducing the initial carrying value of the Series E Shares. The discount to the aggregate stated value of the Series E Shares, resulting from recognition of the beneficial conversion feature, was immediately accreted as a reduction of common stock and an increase in the carrying value of the Series E Shares. The accretion is presented as a deemed dividend in the consolidated statements of operations.

In addition, warrants to purchase
292,727
shares of common stock held by the placement agent, as a result of a prior transaction, were amended to reduce the exercise price from
$1.15
per share to
$0.25
per share. The fair value attributable to re-pricing the placement agent warrants of approximately
$53,000
was recognized as additional Series E issuance costs and recognized net in the carrying value of Series E Shares.

Series B, C, D Convertible Voting Perpetual Preferred Stock and Warrants

On
November 10, 2011,
the Company received
$2,199,000
in cash proceeds from Alara Capital AVI II, LLC, a Delaware limited liability company (the “Investor”), an investment vehicle sponsored by Active Value Investors, LLC, under a Securities Purchase Agreement entered into on
October 31, 2011.
Under the terms of the Securities Purchase Agreement, the Company issued
9,997
shares of its Series B Convertible Voting Perpetual Preferred Stock (“Series B Preferred Stock”) to the Investor at a price of
$220
per share. The Company has recorded
$2.0
million as Series B Preferred Stock on the consolidated balance sheet which is net of stock offering costs of approximately
$202,000
and represents the value attributable to both the convertible preferred stock and warrants issued to the Investor. After considering the value of the warrants, the effective conversion price of the preferred stock was greater than the common stock price on date of issue and therefore no
beneficial conversion feature was present.

On
February 19, 2013,
the Company entered into a Securities Purchase Agreement pursuant to which it agreed to sell
3,424.65
shares of its Series C Convertible Voting Perpetual Preferred Stock (“Series C Preferred Stock”) to the Investor, for aggregate consideration of
$500,000,
which is approximately
$146.00
per share. The Company has recorded
$457,000
as Series C Preferred Stock on the consolidated balance sheet, which is net of stock offering costs of approximately
$43,000.
As part of this transaction, the Company and the Investor agreed to reduce the number of shares exercisable under the previously issued warrant, and after considering the reduction in the value of the warrant, the effective conversion price of the preferred stock was greater than the common stock price on the date of issue and therefore no
beneficial conversion feature was present.

On
July 8, 2013
the Company received
$817,000
in net cash proceeds from the Investor under a Securities Purchase Agreement. The Company sold to the Investor
5,111.86
shares of its Series D Convertible Voting Perpetual Preferred Stock (Series D Preferred Stock) and a warrant to purchase up to
511,186
additional shares of common stock at the price of
$1.43
per share. The allocation of the
$858,000
in gross proceeds from issuance of Series D Preferred Stock based on the relative fair values resulted in an allocation of
$498,000
(which was recorded net of
$41,000
of issuance costs) to Series D Preferred Stock and
$360,000
to Common Stock. In addition, because the effective conversion rate based on the
$498,000
allocated to Series D Preferred Stock was
$0.97
per common share which was less than the Company’s stock price on the date of issuance, a beneficial conversion feature was present at the issuance date. The beneficial conversion feature totaled
$238,000
and was recorded as a reduction of common stock and an increase to accumulated deficit.

Each share of Series B, Series C and Series D Preferred Stock is convertible into one hundred
shares of the Company’s common stock. In connection with the preferred stock issuance described above, the Company issued to the investor warrants to purchase a total of
1,017,405
common shares at an exercise price of
$1.43
per share. These warrants were exercised in
February 2015,
and
May 2015.
The Company received funds from Alara in separate closings dated
February 16, 2015
and
February 23, 2015.
Alara exercised a total of
1,002,818
of its existing Series C and Series D warrants to purchase common shares, all of which had an exercise price of
$1.43
per share for total cash proceeds of
$1,434,000,
which was recorded net of
$42,000
of stock issuance costs. As part of the consideration for this exercise, the Company sold to Alara two
new warrants to purchase an additional
898,634
and
194,437
common shares at an exercise price of
$1.78
and
$1.76
per share, respectively, for a total purchase price of
$137,000
or
$0.125
per share. The new warrants have a term of
five
years and
may
be paid in cash or through a cashless net share settlement. The Company and Alara amended the remaining
14,587
warrants as part of the
February
closings. On
May 14, 2015,
Alara exercised the remaining
14,587
warrants by acquiring
7,216
of shares of the Company’s common stock through a cashless net share settlement.

The table below presents information for the fiscal years ended
March 31, 2018
and
March 25, 2017:

Preferred Stock

As of March 31 , 201 8 and March 2 5 , 201 7

	Designated	Shares	Shares	Liquidation Preference
	Shares	Issued	Outstanding	(in thousands)
Series B	10,000.00	9,997.00	9,997.00	$2,309
Series C	3,500.00	3,424.65	3,424.65	500
Series D	6,000.00	5,111.86	5,111.86	731
Total at March 25, 2017	19,500.00	18,533.51	18,533.51	3,540
Series E	60,000.00	43,800.00	43,800.00	1,643
Total at March 31, 2018	79,500.00	62,333.51	62,333.51	$5,183